Trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current
Trade payables	$ 342,841	$ 301,813
Deferred revenue	20,435	2,224
Withholding tax payables	4,517	5,694
Payroll and other related statutory liabilities	53,446	27,476
Other payables	78,193	72,286
Trade and other payables	499,432	409,493
Non-current
Other payables	312	9,565
Trade and other payables, non current	312	9,565
Contract liabilities	$ 2,800	$ 600